Warrant Liability - Schedule of Fair Value of Each Warrant Was Estimated on its Grant Date Using the Black Scholes Merton Valuation Model (Details) - Black Scholes Merton Valuation Model [Member] - $ / shares
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Warrant Liability - Schedule of Fair Value of Each Warrant Was Estimated on its Grant Date Using the Black Scholes Merton Valuation Model (Details) [Line Items]
Share price		$ 7.06	$ 4.86
Exercise price		$ 11.5	$ 11.5
Average risk-free interest rate		4.49%	3.17%
Average expected volatility	[1]	45.00%	69.00%
Average expected life (years)		3 years 9 months	4 years 9 months

[1]	Expected volatility has been based on historical share volatility and that of similar market participants.